ACCRUED EXPENSES AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2022
ACCRUED EXPENSES AND OTHER PAYABLES
ACCRUED EXPENSES AND OTHER PAYABLES

NOTE 13: — ACCRUED EXPENSES AND OTHER PAYABLES

	December 31,
	2022	2021
Employees and payroll accruals	$1,560	$1,807
Accrued expenses	2,993	725
Deferred revenues	1,921	1,989
Advances from customers	—	70
Contingent consideration (see Note 5)	729	688
Other	197	271
	$7,400	$5,550